Income Taxes - Schedule of Income Tax Expense (Benefit) (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 130,635		¥ 22,781	¥ 14,402
Deferred income tax benefit	(6,052,019)		(1,562,358)	(10,283,238)
Total income tax benefit	¥ (5,921,384)	$ (858,520)	¥ (1,539,577)	¥ (10,268,836)